Commitments and Contingencies - Letters of Credit (Details) - Standby Letters of Credit - Line of Credit - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Commitment	$ 480.0	$ 475.0
In Use	179.0	276.0
Letters of credit outstanding, amount	$ 177.1	216.1
Minimum
Line of Credit Facility [Line Items]
Debt instrument, term	1 year
Maximum
Line of Credit Facility [Line Items]
Debt instrument, term	3 years
Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	$ 135.0	125.0
In Use	60.8	78.0
Letters of credit outstanding, amount	57.2	68.5
Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0	70.0
In Use	28.4	42.9
Letters of credit outstanding, amount	32.7	46.9
Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	135.0	140.0
In Use	43.8	83.2
Letters of credit outstanding, amount	35.3	54.5
Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	140.0	140.0
In Use	46.0	71.9
Letters of credit outstanding, amount	51.9	46.2
Unsecured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	20.0	25.0
In Use	8.8	19.9
Unsecured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	20.0	60.0
In Use	11.8	52.2
Unsecured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	40.0	40.0
In Use	8.3	30.7
Secured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	115.0	100.0
In Use	52.0	58.1
Secured | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0	70.0
In Use	28.4	42.9
Secured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	115.0	80.0
In Use	32.0	31.0
Secured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	100.0	100.0
In Use	37.7	$ 41.2
Ancillary own funds | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	65.0
Ancillary own funds | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	65.0
Ancillary own funds | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	60.0
Uncommitted Tranche | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	$ 200.0